Offerings - Offering: 1	Nov. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	9,372,500
Proposed Maximum Offering Price per Unit	37.00
Maximum Aggregate Offering Price	$ 346,782,500.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 30,170.08